Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	¥ 16,296,522	¥ 16,244,554
Net change during the fiscal year	657,399	552,485	¥ 81,840
Balance at end of fiscal year	16,466,167	16,296,522	16,244,554
Accumulated other comprehensive income (loss), net of taxes:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	227,033	(289,481)	(420,417)
Net change during the fiscal year	637,450	516,514	130,902
Elimination of the difference in reporting periods of the transferred business (Note 2)	(20,291)	0	0
Balance at end of fiscal year	844,192	227,033	(289,481)
Accumulated other comprehensive income (loss), net of taxes: | Revision of Prior Period, Accounting Standards Update, Adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	0	34
Balance at end of fiscal year	0	0	34
Net unrealized losses (gains) on investment securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	(674,230)	(383,004)	(344,785)
Net change during the fiscal year	(227,053)	(291,226)	(38,253)
Elimination of the difference in reporting periods of the transferred business (Note 2)	17,817	0	0
Balance at end of fiscal year	(883,466)	(674,230)	(383,004)
Net unrealized losses (gains) on investment securities | Revision of Prior Period, Accounting Standards Update, Adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	0	34
Balance at end of fiscal year	0	0	34
Net debt valuation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	(14,538)	(37,862)	45,502
Net change during the fiscal year	17,806	23,324	(83,364)
Balance at end of fiscal year	3,268	(14,538)	(37,862)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	5,969	19,029	(13,343)
Net change during the fiscal year	5,140	(13,060)	32,372
Elimination of the difference in reporting periods of the transferred business (Note 2)	(10,515)	0	0
Balance at end of fiscal year	594	5,969	19,029
Defined benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	29,124	(20,382)	(337,918)
Net change during the fiscal year	6,773	49,506	317,536
Elimination of the difference in reporting periods of the transferred business (Note 2)	(27,593)	0	0
Balance at end of fiscal year	8,304	29,124	(20,382)
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	880,708	132,738	230,127
Net change during the fiscal year	834,784	747,970	(97,389)
Balance at end of fiscal year	¥ 1,715,492	¥ 880,708	¥ 132,738